Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	American Funds International Vantage Fund
Entity Central Index Key	0001785336
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
American Funds International Vantage Fund - Class A
Shareholder Report [Line Items]
Fund Name	American Funds® International Vantage Fund
Class Name	Class A
Trading Symbol	AIVBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds International Vantage Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A. You can also request this information bycontacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 49	0.96% *
*Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.96%	[1]
Net Assets	$ 2,615,000,000
Holdings Count | Holding	129
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,615
Total number of portfolio holdings	129
Portfolio turnover rate	24%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds International Vantage Fund - Class C
Shareholder Report [Line Items]
Fund Name	American Funds® International Vantage Fund
Class Name	Class C
Trading Symbol	AIVCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds International Vantage Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C. You can also request this information by contactingusat (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 84	1.66% *
*Annualized.

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.66%	[1]
Net Assets	$ 2,615,000,000
Holdings Count | Holding	129
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,615
Total number of portfolio holdings	129
Portfolio turnover rate	24%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds International Vantage Fund - Class T
Shareholder Report [Line Items]
Fund Name	American Funds® International Vantage Fund
Class Name	Class T
Trading Symbol	AIVTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds International Vantage Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature. You can also request this information by contactingusat (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 34	0.67% *
*Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%	[1]
Net Assets	$ 2,615,000,000
Holdings Count | Holding	129
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,615
Total number of portfolio holdings	129
Portfolio turnover rate	24%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds International Vantage Fund - Class F-1
Shareholder Report [Line Items]
Fund Name	American Funds® International Vantage Fund
Class Name	Class F-1
Trading Symbol	AIVEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds International Vantage Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1. You can also request this information by contactingusat (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 47	0.92% *
*Annualized.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.92%	[1]
Net Assets	$ 2,615,000,000
Holdings Count | Holding	129
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,615
Total number of portfolio holdings	129
Portfolio turnover rate	24%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds International Vantage Fund - Class F-2
Shareholder Report [Line Items]
Fund Name	American Funds® International Vantage Fund
Class Name	Class F-2
Trading Symbol	AIVFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds International Vantage Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2. You can also request this information by contacting usat(800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 34	0.66% *
*Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.66%	[1]
Net Assets	$ 2,615,000,000
Holdings Count | Holding	129
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,615
Total number of portfolio holdings	129
Portfolio turnover rate	24%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds International Vantage Fund - Class F-3
Shareholder Report [Line Items]
Fund Name	American Funds® International Vantage Fund
Class Name	Class F-3
Trading Symbol	AIVGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds International Vantage Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3. You can also request this information by contactingusat (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 28	0.54% *
*Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.54%	[1]
Net Assets	$ 2,615,000,000
Holdings Count | Holding	129
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,615
Total number of portfolio holdings	129
Portfolio turnover rate	24%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds International Vantage Fund - Class 529-A
Shareholder Report [Line Items]
Fund Name	American Funds® International Vantage Fund
Class Name	Class 529-A
Trading Symbol	CIVAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds International Vantage Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A. You can also request this information bycontactingus at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 46	0.90% *
*Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%	[1]
Net Assets	$ 2,615,000,000
Holdings Count | Holding	129
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,615
Total number of portfolio holdings	129
Portfolio turnover rate	24%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds International Vantage Fund - Class 529-C
Shareholder Report [Line Items]
Fund Name	American Funds® International Vantage Fund
Class Name	Class 529-C
Trading Symbol	CIVBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds International Vantage Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C. You can also request this information bycontactingus at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 86	1.70% *
*Annualized.

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.70%	[1]
Net Assets	$ 2,615,000,000
Holdings Count | Holding	129
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,615
Total number of portfolio holdings	129
Portfolio turnover rate	24%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds International Vantage Fund - Class 529-E
Shareholder Report [Line Items]
Fund Name	American Funds® International Vantage Fund
Class Name	Class 529-E
Trading Symbol	CIVCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds International Vantage Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E. You can also request this information bycontactingus at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 60	1.17% *
*Annualized.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.17%	[1]
Net Assets	$ 2,615,000,000
Holdings Count | Holding	129
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,615
Total number of portfolio holdings	129
Portfolio turnover rate	24%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds International Vantage Fund - Class 529-T
Shareholder Report [Line Items]
Fund Name	American Funds® International Vantage Fund
Class Name	Class 529-T
Trading Symbol	CIVEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds International Vantage Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature. You can also request this information bycontactingus at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 36	0.70% *
*Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%	[1]
Net Assets	$ 2,615,000,000
Holdings Count | Holding	129
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,615
Total number of portfolio holdings	129
Portfolio turnover rate	24%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds International Vantage Fund - Class 529-F-1
Shareholder Report [Line Items]
Fund Name	American Funds® International Vantage Fund
Class Name	Class 529-F-1
Trading Symbol	CIVKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds International Vantage Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F1. You can also request this information bycontactingus at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 37	0.72% *
*Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.72%	[1]
Net Assets	$ 2,615,000,000
Holdings Count | Holding	129
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,615
Total number of portfolio holdings	129
Portfolio turnover rate	24%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds International Vantage Fund - Class 529-F-2
Shareholder Report [Line Items]
Fund Name	American Funds® International Vantage Fund
Class Name	Class 529-F-2
Trading Symbol	CIVGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds International Vantage Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2. You can also request thisinformationby contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 34	0.66% *
*Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.66%	[1]
Net Assets	$ 2,615,000,000
Holdings Count | Holding	129
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,615
Total number of portfolio holdings	129
Portfolio turnover rate	24%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds International Vantage Fund - Class 529-F-3
Shareholder Report [Line Items]
Fund Name	American Funds® International Vantage Fund
Class Name	Class 529-F-3
Trading Symbol	CIVHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds International Vantage Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3. You can also request this information by contactingusat (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 30	0.59% *
*Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%	[1]
Net Assets	$ 2,615,000,000
Holdings Count | Holding	129
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,615
Total number of portfolio holdings	129
Portfolio turnover rate	24%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds International Vantage Fund - Class R-1
Shareholder Report [Line Items]
Fund Name	American Funds® International Vantage Fund
Class Name	Class R-1
Trading Symbol	RIVAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds International Vantage Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1. You can also request this information bycontactingus at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 81	1.60% *
*Annualized.

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.60%	[1]
Net Assets	$ 2,615,000,000
Holdings Count | Holding	129
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,615
Total number of portfolio holdings	129
Portfolio turnover rate	24%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds International Vantage Fund - Class R-2
Shareholder Report [Line Items]
Fund Name	American Funds® International Vantage Fund
Class Name	Class R-2
Trading Symbol	RIVDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds International Vantage Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2. You can also request this information bycontactingus at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 82	1.61% *
*Annualized.

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.61%	[1]
Net Assets	$ 2,615,000,000
Holdings Count | Holding	129
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,615
Total number of portfolio holdings	129
Portfolio turnover rate	24%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds International Vantage Fund - Class R-2E
Shareholder Report [Line Items]
Fund Name	American Funds® International Vantage Fund
Class Name	Class R-2E
Trading Symbol	RIVHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds International Vantage Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E. You can also request this informationbycontacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 67	1.31% *
*
Annualized
.

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.31%	[1]
Net Assets	$ 2,615,000,000
Holdings Count | Holding	129
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,615
Total number of portfolio holdings	129
Portfolio turnover rate	24%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds International Vantage Fund - Class R-3
Shareholder Report [Line Items]
Fund Name	American Funds® International Vantage Fund
Class Name	Class R-3
Trading Symbol	RIVIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds International Vantage Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3. You can also request this information bycontactingus at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 61	1.19% *
*
Annualized.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.19%	[1]
Net Assets	$ 2,615,000,000
Holdings Count | Holding	129
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,615
Total number of portfolio holdings	129
Portfolio turnover rate	24%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds International Vantage Fund - Class R-4
Shareholder Report [Line Items]
Fund Name	American Funds® International Vantage Fund
Class Name	Class R-4
Trading Symbol	RIVKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds International Vantage Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4. You can also request this information bycontactingus at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]
What were the fund costs for the last six months?
(
based
on a
hypothetical
$10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 45	0.88% *
*Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.88%	[1]
Net Assets	$ 2,615,000,000
Holdings Count | Holding	129
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,615
Total number of portfolio holdings	129
Portfolio turnover rate	24%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds International Vantage Fund - Class R-5E
Shareholder Report [Line Items]
Fund Name	American Funds® International Vantage Fund
Class Name	Class R-5E
Trading Symbol	RIVJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds International Vantage Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E. You can also request this information bycontactingus at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 35	0.69% *
*Annualized.
Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%	[1]
Net Assets	$ 2,615,000,000
Holdings Count | Holding	129
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,615
Total number of portfolio holdings	129
Portfolio turnover rate	24%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds International Vantage Fund - Class R-5
Shareholder Report [Line Items]
Fund Name	American Funds® International Vantage Fund
Class Name	Class R-5
Trading Symbol	RIVLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds International Vantage Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5. You can also request this information bycontactingus at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]
What
were
the fund costs for the last six months?
(based on a hypothetical $
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 30	0.59% *
*
Annualized
.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%	[1]
Net Assets	$ 2,615,000,000
Holdings Count | Holding	129
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,615
Total number of portfolio holdings	129
Portfolio turnover rate	24%

Holdings [Text Block]	Portfolio holdings by sector ( percent of net assets)
American Funds International Vantage Fund - Class R-6
Shareholder Report [Line Items]
Fund Name	American Funds® International Vantage Fund
Class Name	Class R-6
Trading Symbol	RIVGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds International Vantage Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6. You can also request this information by contactingus at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 28	0.54% *
*
Annualized
.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.54%	[1]
Net Assets	$ 2,615,000,000
Holdings Count | Holding	129
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,615
Total number of portfolio holdings	129
Portfolio turnover rate	24%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)

[1]	Annualized.